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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10381

Registrant Name: PIMCO New York Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York,
New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of
the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 4/30

Date of Reporting Period: 1/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
60 days after the close of the first and third fiscal quarters, pursuant to rule
30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,
Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                      PIMCO NEW YORK MUNICIPAL INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (unaudited)

PRINCIPAL
 AMOUNT                                                                                               CREDIT RATINGS
 (000)                                                                                                 (MOODY'S/S&P)      VALUE*
-----------------------------------------------------------------------------------------------------------------------------------

           NEW YORK MUNICIPAL BONDS & NOTES - 81.3%
  $3,265   Albany Indl. Dev. Agcy. Civic Fac. Rev., 5.30%, 4/1/29, Ser. A .............................   Baa3/NR       $3,386,262
   1,000   Long Island Power Auth. Electric System Rev.,
             5.375%, 5/1/33 Ser. L (a) ................................................................    A3/A-         1,047,660
           Metropolitan Transportation Auth., NY Service Contract, Ser. A,
   6,040     5.00%, 7/1/25 (FGIC) .....................................................................   Aaa/AAA        6,380,233
   8,150     5.00%, 7/1/30 (AMBAC) ....................................................................   Aaa/AAA        8,503,221
   1,375     5.125%, 1/1/29 ...........................................................................   A2/AA-         1,434,758
   1,500   Monroe Tobacco Asset Securitization Corp. Rev., 6.375%, 6/1/35 .............................   Ba1/BBB        1,523,580
           New York City, GO, Ser. J,
   5,000     5.125%, 5/15/29 (MBIA) ...................................................................   Aaa/AAA        5,195,200
     300     5.25%, 6/1/28 ............................................................................    A2/A            318,675
           New York  City Municipal Water Finance Auth., Water & Sewer System Rev.,
   7,605     4.75%, 6/15/31, Ser. A (FGIC) ............................................................   Aaa/AAA        7,706,299
   7,000     5.125%, 6/15/21, Ser. A (AMBAC) ..........................................................   Aaa/AAA        7,297,640
   5,000     5.125%, 6/15/33, Ser. C ..................................................................   Aa2/AA+        5,228,900
   5,000     5.25%, 6/15/25, Ser. D ...................................................................   Aa2/AA+        5,395,600
   2,250   New York  City Transitional Finance Auth, Rev.,
             4.75%, 11/15/23, Ser. B ..................................................................   Aa2/AA+        2,310,570
   1,000   Niagara Falls Public Water Auth., Water & Sewer System Rev.,
             5.00%, 7/15/34, Ser. A (MBIA) ............................................................   Aaa/AAA        1,045,530
   8,000   Port Auth. of  New York & New Jersey Rev.,
             5.00%, 9/1/29-9/1/38 .....................................................................   A1/AA-         8,365,100
   4,515   Sachem Central School District of Holbrook, GO,
             5.00%, 10/15/30, Ser B (MBIA) ............................................................   Aaa/AAA        4,722,058
   6,550   State Dormitory Auth. Lease Rev., 4.75%, 1/15/29, Ser. 1 (FSA) .............................   Aaa/AAA        6,661,874
   1,535   State Dormitory Auth. Rev., Augustana Lutheran Home for the Aged Inc.,
             5.50%, 2/1/31-2/1/41 (MBIA) ..............................................................   Aaa/AAA        1,650,404
   7,400   State Dormitory Auth. Rev., Lenox Hill Hospital Obligation Group,
             5.50%, 7/1/30 ............................................................................   Baa2/NR        7,575,824
   4,000   State Dormitory Auth. Rev., Memorial Sloan-Kettering Center,
             5.00%, 7/1/34, Ser. 1 ....................................................................   Aa2/AA         4,152,800
           State Dormitory Auth. Rev., Mental Health Services Fac. Improvement, Ser. D, (MBIA)
   7,985     4.75%, 2/15/25 ...........................................................................   Aaa/AAA        8,117,232
      15     4.75%, 2/15/25 (Pre-refunded @ 100, 8/15/08) (b) .........................................   Aaa/AAA           16,261
   1,825   State Dormitory Auth. Rev., Mount Sinai Health,
             6.50%, 7/1/25, Ser. A ....................................................................   Ba1/BB         1,928,167
   7,000   State Dormitory Auth. Rev., New York & Presbyterian Hospital,
             4.75%, 8/1/27 (AMBAC) ....................................................................   Aaa/AAA        7,124,460
     845   State Dormitory Auth. Rev., New York Univ.,
             5.50%, 7/1/20-7/1/21, Ser. 2 (AMBAC) .....................................................   Aaa/AAA          944,599
           State Dormitory Auth. Rev., State Univ., Ser B. (FSA)
   1,045     4.75%, 5/15/28 ...........................................................................   Aaa/AAA        1,065,461
   1,270     4.75%, 5/15/28 (Pre-refunded @ 101, 5/15/08) (b) .........................................   Aaa/AAA        1,372,870
   1,275   State Dormitory Auth. Rev., Winthrop Univ. Hospital Assoc.,
             5.25%, 7/1/31, Ser. A (AMBAC) ............................................................   Aaa/AAA        1,362,248
   5,000   State Thruway Auth. General Rev., 4.75%, 1/1/19, Ser. E ....................................   Aa3/AA-        5,171,600
   3,975   State Urban Dev. Corp. Rev., Correctional Facility Service,
             4.75%, 1/1/28, Ser. B (Pre-refunded @101, 1/1/09) (AMBAC) (b).............................   Aaa/AAA        4,323,607
     130   Tobacco Trust II Rev., 5.75%, 6/1/43 .......................................................   Ba1/BBB          122,000
   7,000   Triborough Bridge & Tunnel Auth. Rev., 5.00%, 1/1/27-1/1/32, Ser. A ........................   Aa3/AA-        7,251,980
   2,945   Warren & Washington Cntys., Indl. Dev. Agcy.,
             Glens Falls Hospital Project, 5.00%, 12/1/27, Ser. C (FSA) ...............................   Aaa/AAA        3,112,659
                                                                                                                    --------------
           Total New York Municipal Bonds & Notes (cost-$123,877,366) .................................                131,815,332
                                                                                                                    --------------

                      PIMCO NEW YORK MUNICIPAL INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                            (unaudited) (continued)

PRINCIPAL
 AMOUNT                                                                                             CREDIT RATINGS
 (000)                                                                                               (MOODY'S/S&P)     VALUE*
----------------------------------------------------------------------------------------------------------------------------------

            OTHER MUNICIPAL BONDS & NOTES-5.3%
            ILLINOIS - 2.6%
   $4,000   Educational Facs. Auth Rev., 5.00%, 7/1/33, Ser. A ......................................    Aa1/AA        $4,149,960
                                                                                                                   ---------------

            LOUISIANA-0.4%
      750   Tobacco Settlement Financing Corp., 5.875%, 5/15/39, Ser. 2001-B ........................   Baa3/BBB          705,352
                                                                                                                   ---------------

            PUERTO RICO-2.3%
      195   Commonwealth GO, 5.00%, 7/1/11, Ser. A ..................................................   Baa1/AAA          216,507
    1,500   Commonwealth Highway & Transportation Auth Rev.,
              5.25%, 7/1/38, Ser. D .................................................................    Baa1/A         1,576,920
      500   Electric Power  Auth. Power Rev., 5.125%, 7/1/29, Ser. NN................................     A3/A-           525,955
    1,300   Public Finance Corp., 5.75%, 8/1/27, Ser. A .............................................   Baa2/BBB+       1,462,916
                                                                                                                   ---------------
                                                                                                                        3,782,298
                                                                                                                   ---------------
            Total Other Municipal Bonds & Notes (cost-$8,210,336) ...................................                   8,637,610
                                                                                                                   ---------------

            CALIFORNIA VARIABLE RATE NOTES (c) (d) (e)-1.2%
    1,240   State Economic Recovery, 17.895%, 1/1/10, Ser. 935 (cost-$1,679,949) ....................    Aa3/NR         1,932,292
                                                                                                                   ---------------

            NEW YORK VARIABLE RATE NOTES (c) (d) (e)-9.5%
    5,173   New York  City Transitional Finance Auth. Rev.,
              7.37%, 11/1/23, Ser. 362 ..............................................................    Aa2/NR         5,498,057
            Tobacco Trust II Rev.,
   11,020     8.35%-8.59%, 12/1/09 ..................................................................     A1/A          9,834,502
                                                                                                                   ---------------
            Total New York Variable Rate Notes (cost-$15,996,807) ...................................                  15,332,559
                                                                                                                   ---------------

            NEW YORK VARIABLE RATE DEMAND NOTES (c) (f)-1.8%
      500   New York City, GO, 1.88%, 2/1/05, Ser. B2. ..............................................  VMIG1/A-1+         500,000
    1,000   New York City Industrial Dev. Agcy. Rev., 1.94%, 2/1/05 .................................  VMIG1/A-1+       1,000,000
    1,500   State Local Government Assistance Corp.,
              1.74%, 2/2/05, Ser. A (FGIC) ..........................................................   Aaa/A-1+        1,500,000
                                                                                                                   ---------------
            Total New York Variable Rate Demand Notes (cost-$3,000,000) .............................                   3,000,000
                                                                                                                   ---------------
            CALIFORNIA VARIABLE RATE DEMAND NOTES (c) (f)-0.2%
      300   Metropolitan Water District, Southern California Waterworks Rev.,
              1.90%, 2/1/05, Ser. B-3 (cost-$300,000) ...............................................  VMIG1/A-1+         300,000
                                                                                                                   ---------------

            U.S. TREASURY BILLS (g)-1.4%
    2,335     2.13%-2.16%, 3/3/05-3/17/05 (cost-$2,328,838) .........................................    AAA/AAA        2,328,937
                                                                                                                   ---------------

            Total Investments before call options written (cost-$155,393,296)-100.7% ................                 163,346,730
                                                                                                                   ---------------

            CALL OPTIONS WRITTEN (h)-(0.7)%
Contracts   U.S. Treasury Bond Futures, Chicago Board of Trade:
      (89)          Strike price $106, expires 2/18/05 ..............................................                    (787,094)
      (47)          Strike price $106, expires 2/18/05 ..............................................                    (294,484)
      (82)          Strike price $113, expires 2/18/05 ..............................................                     (19,219)
                                                                                                                   ---------------
            Total call options written (premiums received-$914,401) .................................                  (1,100,797)
                                                                                                                   ---------------
            Total Investments (cost-$154,478,895)-100.0% ............................................                $162,245,933
                                                                                                                   ---------------

                      PIMCO NEW YORK MUNICIPAL INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                             (unaudited) (continued)

(a) Futures contracts outstanding at January 31, 2005:

                                       Notional
                                        Amount    Expiration       Unrealized
    Type                                 (000)       Date         Depreciation
-------------------------------------------------------------------------------
Short: U.S. Treasury 20 Year Bond        (376)    3/21/2005        $ 954,688

Long:  Financial Future Euro - 90 day     350     9/19/2005          227,500

                                                               ----------------
                                                                 $ 1,182,188
                                                              -----------------

NOTES TO SCHEDULES OF INVESTMENTS:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing services use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Exchange traded options, futures, and options on futures are valued at the settlement price determined by the relevant exchange.
The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)  Illiquid security.
(b)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refundung date.
(c)  Variable Rate Notes - Interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(d)  144A Security - Security exempt from registration under Rule 144A of the
     Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(e)  Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(f)  Maturity date shown is date of next call.
(g)  All or partial amount segregated as initial margin on futures contracts.
(h)  Non-income producing security.

Glossary:
AMBAC-insured by American Municipal Bond Assurance Corp.
FGIC-insured by Financial Guaranty Insurance Co.
FSA-Insured by Financial Security Assurance, Inc.
GO-General Obligation Bonds
MBIA-insured by Municipal Bond Investors Assurance
NR-Not Rated

ITEM 2. CONTROLS AND PROCEDURES
            (a) The registrant's President and Chief Executive Officer and
Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment
Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
            (b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS
         (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 22, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 22, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 22, 2005